Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO($)(1)(2)	Compensation Actually Paid to PEO(1) (3)	Average Summary Compensation Table Total for Non-PEO NEOs($)(4)	Average Compensation Actually Paid to Non-PEO NEOs(4) (5)	Value of Initial Fixed $100 Investment Based On:(6)		Net (Loss) Income ($) (thousands)	Adjusted EBITDA(8) ($) (thousands)
					TSR($)	Peer Group TSR($)(7)
2024	3,751,698	3,205,535	2,823,679	2,455,074	121.85	156.00	(6,176)	82,457
2023	3,018,707	1,837,482	2,326,709	1,438,593	130.56	123.07	(39,111)	176,373
2022	3,741,301	2,685,035	2,591,879	1,804,034	153.44	112.97	152,611	257,600
2021	4,427,902	8,247,303	3,008,981	6,062,872	204.91	147.68	116,413	161,581

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Our PEO was P. Austin Singleton during fiscal years 2021 through 2024.Our Non-PEO NEOs were Anthony Aisquith and Jack Ezzell during fiscal years 2021 through 2024.
Peer Group Issuers, Footnote	The TSR Peer Group is the Russell 2000 index as used in the Company's performance graph found in the Company's 10-K.
PEO Total Compensation Amount	$ 3,751,698	$ 3,018,707	$ 3,741,301	$ 4,427,902
PEO Actually Paid Compensation Amount	$ 3,205,535	1,837,482	2,685,035	8,247,303
Adjustment To PEO Compensation, Footnote	Compensation actually paid does not mean that our PEO was actually paid those amounts in the listed year. Instead, this is a dollar amount derived from the starting point of the Summary Compensation Table total compensation under the methodology prescribed under the relevant SEC rules and as reflected in the adjustment table below. As our PEO does not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.

PEO
	2024	2023	2022	2021
Summary Compensation Table Total	$3,751,698	$3,018,707	$3,741,301	$4,427,902
Add (Subtract):
Subtract amounts reported under the “Stock Awards” column in the Summary Compensation Table	(2,520,060)	(1,500,050)	(1,500,034)	(2,181,096)
Addition of fair value at year-end of equity awards granted during the year that remain unvested as of year-end	1,984,984	816,868	1,198,137	4,415,460
Fair value at vesting date of awards granted during the year and vested in the same year	—	—	644,034	300,161
Change in fair value of equity awards granted in prior years that were unvested as of year-end	(86,421)	(472,709)	(1,429,029)	1,203,930
Change in fair value of equity awards granted in prior years that vested during the year	(25,649)	(126,321)	(17,654)	67,768
Equity awards granted in prior years that were forfeited during the year	—	—	—	—
Dividends or other earnings paid on equity awards during the year	100,983	100,987	48,280	13,178
Compensation Actually Paid	$3,205,535	$1,837,482	$2,685,035	$8,247,303

Non-PEO NEO Average Total Compensation Amount	$ 2,823,679	2,326,709	2,591,879	3,008,981
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,455,074	1,438,593	1,804,034	6,062,872
Adjustment to Non-PEO NEO Compensation Footnote	This figure is the average of compensation actually paid for our NEOs other than our PEO in each year listed. Compensation actually paid does not mean that our NEOs were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of the Summary Compensation Table total compensation under the methodology prescribed under the relevant rules as shown in the adjustment table below. As our Non-PEO NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.

Non-PEO NEO Average
	2024	2023	2022	2021
Summary Compensation Table Total	$2,823,679	$2,326,709	$2,591,879	$3,008,981
Add (Subtract):
Subtract amounts reported under the “Stock Awards” column in the Summary Compensation Table	(1,770,048)	(1,135,773)	(1,000,023)	(1,410,056)
Addition of fair value at year-end of equity awards granted during the year that remain unvested as of year-end	1,394,228	612,677	798,758	2,943,653
Fair value at vesting date of awards granted during the year and vested in the same year	—	—	429,356	200,121
Change in fair value of equity awards granted in prior years that were unvested as of year-end	(60,643)	(348,256)	(1,101,668)	1,257,953
Change in fair value of equity awards granted in prior years that vested during the year	(12,740)	(97,364)	40,271	53,434
Equity awards granted in prior years that were forfeited during the year	—	—	—	—
Dividends or other earnings paid on equity awards during the year	80,598	80,600	45,461	8,786
Compensation Actually Paid	$2,455,074	$1,438,593	$1,804,034	$6,062,872

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	Adjusted EBITDA •Aged Inventory •Return on Invested Capital •Sales Growth
Total Shareholder Return Amount	$ 121.85	130.56	153.44	204.91
Peer Group Total Shareholder Return Amount	156.00	123.07	112.97	147.68
Net Income (Loss)	$ (6,176,000)	$ (39,111,000)	$ 152,611,000	$ 116,413,000
Company Selected Measure Amount	82,457,000	176,373,000	257,600,000	161,581,000
PEO Name	P. Austin Singleton
Additional 402(v) Disclosure	Represents the total compensation paid to our PEO in each year listed, as shown in our Summary Compensation Table for such year listed.Pursuant to SEC rules, the comparison assumes $100 was invested on September 30, 2020. Historical stock price performance is not necessarily indicative of future stock price performance.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	In the Company's assessment, Adjusted EBITDA is the financial performance measure that is the most important financial performance measure used by the Company in 2024 to link compensation actually paid to performance. The Company defines Adjusted EBITDA as net income (loss) before interest expense – other, income tax (benefit) expense, depreciation and amortization and other (income) expense, further adjusted to eliminate the effects of items such as the change in fair value of contingent consideration, gain (loss) on extinguishment of debt, stock-based compensation, restructuring and impairment and transaction costs. For fiscal year 2024, the Company updated its definition of Adjusted EBITDA to include an adjustment for stock-based compensation. The amounts presented for Adjusted EBITDA for fiscal years 2021 through 2023 have been retrospectively adjusted to include an adjustment for stock-based compensation.
Measure:: 2
Pay vs Performance Disclosure
Name	Aged Inventory•Return on Invested Capital•Sales Growth
PEO | Equity Awards Grant Date Fair Value Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,520,060)	$ (1,500,050)	$ (1,500,034)	$ (2,181,096)
PEO | Fair Value of Unvested Equity Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,984,984	816,868	1,198,137	4,415,460
PEO | Equity Awards Fair Value At Vesting Of Awards Granted And Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	644,034	300,161
PEO | Equity Awards Change In Fair Value Of Outstanding and Unvested Awards Granted In Prior Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(86,421)	(472,709)	(1,429,029)	1,203,930
PEO | Equity Awards Change In Fair Value Of Awards Granted In Prior Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(25,649)	(126,321)	(17,654)	67,768
PEO | Equity Awards Value Of Awards Granted In Prior Fiscal Year That Were Forfeited During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Equity Awards Value Of Dividends And Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	100,983	100,987	48,280	13,178
Non-PEO NEO | Equity Awards Grant Date Fair Value Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,770,048)	(1,135,773)	(1,000,023)	(1,410,056)
Non-PEO NEO | Fair Value of Unvested Equity Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,394,228	612,677	798,758	2,943,653
Non-PEO NEO | Equity Awards Fair Value At Vesting Of Awards Granted And Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	429,356	200,121
Non-PEO NEO | Equity Awards Change In Fair Value Of Outstanding and Unvested Awards Granted In Prior Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(60,643)	(348,256)	(1,101,668)	1,257,953
Non-PEO NEO | Equity Awards Change In Fair Value Of Awards Granted In Prior Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,740)	(97,364)	40,271	53,434
Non-PEO NEO | Equity Awards Value Of Awards Granted In Prior Fiscal Year That Were Forfeited During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Equity Awards Value Of Dividends And Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 80,598	$ 80,600	$ 45,461	$ 8,786